SEGMENT INFORMATION - Reconciliation of Adjusted EBITDA to Operating Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting, Other Significant Reconciling Item
Operating loss	$ (24,366)	$ (128,626)	$ (107,019)	$ (312,338)	$ (16,408)	$ 13,912	$ (13,770)	$ (34,183)	$ (572,349)	$ (50,449)	$ 35,835
Stock-Based Compensation Expense									197,220	134,338	148,405
Depreciation									69,283	55,949	42,393
Amortization of intangibles									141,584	83,868	107,081
Goodwill Impairment									265,146	3,318	0
Interest expense									(16,166)	(11,904)	(13,059)
Unrealized gain on investment in MGM Resorts International									840,550	0	0
Other expense, net									(42,468)	34,047	282,795
Earnings (loss) before income taxes									209,567	(28,306)	305,571
Taxes									59,019	60,489	(13,200)
Net earnings	507,360	185,861	(94,064)	(330,571)	5,457	18,378	22,021	(13,673)	268,586	32,183	292,371
Net loss (earnings) attributable to noncontrolling interests									1,140	(9,288)	(45,599)
Net earnings attributable to IAC shareholders	$ 509,125	$ 184,917	$ (96,117)	$ (328,199)	$ 6,887	$ 16,466	$ 13,789	$ (14,247)	269,726	22,895	246,772
ANGI Homeservices
Segment Reporting, Other Significant Reconciling Item
Goodwill Impairment									0	0
Search
Segment Reporting, Other Significant Reconciling Item
Goodwill Impairment									265,146	0
Emerging & Other
Segment Reporting, Other Significant Reconciling Item
Goodwill Impairment									0	3,318
Operating Segments | ANGI Homeservices
Segment Reporting, Other Significant Reconciling Item
Operating loss									(6,368)	38,645	63,906
Stock-Based Compensation Expense									83,649	68,255	97,078
Depreciation									52,621	39,915	24,310
Amortization of intangibles									42,902	55,482	62,212
Acquisition-related Contingent Consideration Fair Value Adjustments									0	0	0
Goodwill Impairment									0	0
Adjusted EBITDA									172,804	202,297	247,506
Operating Segments | Vimeo
Segment Reporting, Other Significant Reconciling Item
Operating loss									(26,392)	(51,921)	(35,594)
Stock-Based Compensation Expense									0	0	0
Depreciation									460	478	1,200
Amortization of intangibles									14,745	9,653	6,349
Acquisition-related Contingent Consideration Fair Value Adjustments									0	0	0
Goodwill Impairment									0	0
Adjusted EBITDA									(11,187)	(41,790)	(28,045)
Operating Segments | Dotdash
Segment Reporting, Other Significant Reconciling Item
Operating loss									50,241	29,021	18,778
Stock-Based Compensation Expense									0	0	0
Depreciation									1,794	974	969
Amortization of intangibles									14,171	9,606	1,637
Acquisition-related Contingent Consideration Fair Value Adjustments									0	0	0
Goodwill Impairment									0	0
Adjusted EBITDA									66,206	39,601	21,384
Operating Segments | Search
Segment Reporting, Other Significant Reconciling Item
Operating loss									(248,711)	122,347	151,425
Stock-Based Compensation Expense									0	0	0
Depreciation									2,709	1,816	3,311
Amortization of intangibles									32,200	0	28,169
Acquisition-related Contingent Consideration Fair Value Adjustments									0	0	0
Goodwill Impairment									265,146	0
Adjusted EBITDA									51,344	124,163	182,905
Operating Segments | Emerging & Other
Segment Reporting, Other Significant Reconciling Item
Operating loss									(70,896)	(21,790)	(26,627)
Stock-Based Compensation Expense									100	0	919
Depreciation									2,449	715	969
Amortization of intangibles									37,566	9,127	8,714
Acquisition-related Contingent Consideration Fair Value Adjustments									(6,918)	(19,738)	1,136
Goodwill Impairment									0	3,318
Adjusted EBITDA									(37,699)	(28,368)	(14,889)
Corporate
Segment Reporting, Other Significant Reconciling Item
Operating loss									(270,223)	(166,751)	(136,053)
Stock-Based Compensation Expense									113,471	66,083	50,408
Depreciation									9,250	12,051	11,634
Amortization of intangibles									0	0	0
Acquisition-related Contingent Consideration Fair Value Adjustments									0	0	0
Goodwill Impairment									0	0
Adjusted EBITDA									$ (147,502)	$ (88,617)	$ (74,011)